Note 12. Geographic Operating Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 2,102,831	$ 1,215,511	$ 5,238,244	$ 3,120,544	$ 4,305,566	$ 3,228,099
North America
Revenues	1,756,446	1,215,511	4,891,859	3,120,544
Europe
Revenues	$ 346,385	$ 0	$ 346,385	$ 0